JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.8% (a)
Alabama — 2.3%
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,507
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,493
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2025	1,700	1,708
Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,121
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,129
Total Alabama		17,958
Alaska — 0.1%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2029	1,000	1,075
Arizona — 4.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	2,500	2,631
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,251
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,406
City of Glendale, Rev., 5.00%, 7/1/2028	2,850	3,030
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	500
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	501
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,253
Series 2023A-2, Rev., 5.00%, 5/15/2028 (b)	1,925	2,014
Series 2023A3, Rev., 5.00%, 11/1/2030 (b)	3,050	3,278
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,316
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	2,062
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2030	1,000	1,099
Total Arizona		32,341
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	334
University of Central Arkansas, Student Housing System
Series 2019C, Rev., A.G., 4.00%, 11/1/2025	110	110
Series 2019C, Rev., A.G., 4.00%, 11/1/2026	240	242
Series 2019C, Rev., A.G., 4.00%, 11/1/2027	180	181
Total Arkansas		867
California — 2.9%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,599
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,614
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	259
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,059
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	257
Los Angeles Department of Water and Power System Series 2016A, Rev., 5.00%, 7/1/2029	500	504
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2028	2,000	2,074
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024A, GO, 5.00%, 7/1/2026	3,000	3,072

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,033
GO, 4.00%, 8/1/2029	4,180	4,210
Total California		22,681
Colorado — 1.7%
Colorado Health Facilities Authority, Adventist Health System Series 2024A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,067
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (b)	2,800	2,944
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	3,060	3,247
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 2.55%, 6/12/2025 (c)	1,410	1,410
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (d)	2,500	2,633
State of Colorado Series 2018A, COP, 5.00%, 12/15/2029	2,140	2,261
Total Colorado		13,562
Connecticut — 0.4%
State of Connecticut
Series 2020A, GO, 5.00%, 1/15/2028	725	764
Series 2025B, GO, 5.00%, 12/1/2028	1,000	1,071
Series 2025B, GO, 5.00%, 12/1/2029	1,000	1,086
Total Connecticut		2,921
District of Columbia — 2.0%
District of Columbia
Series 2019A, GO, 5.00%, 10/15/2028	1,440	1,537
Series 2024C, GO, 5.00%, 12/1/2028	5,000	5,346
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	879
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,236
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	1,000	1,064
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,162
Total District of Columbia		15,224
Florida — 2.3%
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000	1,069
City of Tallahassee, Energy System, Rev., 5.00%, 10/1/2025	300	302
County of Miami-Dade, Water and Sewer System Series 2017B, Rev., 5.00%, 10/1/2029	1,815	1,888
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (d)	1,000	995
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,194
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,686
Fort Pierce Utilities Authority
Series 2022A, Rev., A.G., 5.00%, 10/1/2028	400	424
Series 2022A, Rev., A.G., 5.00%, 10/1/2029	475	510
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (b)	1,000	1,087
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	365	367
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500	1,501
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,155	1,181
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	756
Polk County School District, Sales Tax, Rev., 5.00%, 10/1/2030	1,020	1,094

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
State of Florida Board of Education, Public Education Capital Outlay Series 2020B, GO, 5.00%, 6/1/2028	500	531
State of Florida Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,000	1,080
Total Florida		17,665
Georgia — 3.1%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,001
Series A-1, Rev., 5.00%, 7/1/2028	1,150	1,151
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	406
Series 2023B, Rev., 5.00%, 4/1/2027	350	363
Series 2023B, Rev., 5.00%, 4/1/2028	750	791
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	1,480	1,559
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	250
Rev., 5.00%, 7/1/2026	275	280
Rev., 5.00%, 7/1/2028	375	387
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (b)	1,000	985
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,031
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,040
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,570
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,382
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	4,000	4,184
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,745	3,902
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,069
Total Georgia		24,351
Illinois — 8.5%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,029
GO, 4.00%, 6/1/2030	1,285	1,317
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,163
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,022
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,522
Series 2023C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,359
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026	2,500	2,524
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,144
City of Waukegan
Series 2018B, GO, A.G., 5.00%, 12/30/2026	1,125	1,161
Series 2018B, GO, A.G., 5.00%, 12/30/2027	1,185	1,222
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., A.G., 5.00%, 12/30/2026	680	701
Series 2018C, Rev., A.G., 5.00%, 12/30/2027	710	733
Cook County Community Unit School District No. 401 Elmwood Park Series 2021A, GO, A.G., 4.00%, 12/1/2030	1,220	1,260
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	580

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Glenview Park District
GO, 5.00%, 12/1/2026	300	310
GO, 5.00%, 12/1/2029	350	361
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,180
Illinois Finance Authority, DePaul University, Rev., 5.00%, 10/1/2025	300	302
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project, Rev., 4.00%, 1/15/2032	2,120	2,140
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (e)	6,500	6,538
Illinois Housing Development Authority
Series 2022E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,635	1,702
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,940	5,374
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	366
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, A.G., 4.00%, 5/1/2029	2,000	2,019
Peoria County Community Unit School District No. 309 Brimfield
GO, A.G., 4.00%, 4/1/2028	410	417
GO, A.G., 4.00%, 4/1/2029	240	244
GO, A.G., 4.00%, 4/1/2030	375	379
Peoria Public Building Commission Series 2019A, Rev., A.G., 5.00%, 12/1/2028	1,455	1,520
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,055
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2026	2,000	2,050
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,040
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,069
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,564
Series 2018A, GO, 5.00%, 10/1/2028	25	26
Series 2024B, GO, 5.00%, 5/1/2029	4,095	4,312
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,032
GO, 5.50%, 5/1/2030	1,525	1,606
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,654
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	846
Total Illinois		65,843
Indiana — 2.1%
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025 (e)	5,000	5,000
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,023
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (b)	1,000	1,051
Series 2023B-2, Rev., 5.00%, 7/1/2030 (b)	2,000	2,154
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,172
Indiana Finance Authority, Stadium Project Series 2022A, Rev., 5.00%, 2/1/2026	500	506
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	180	198
Total Indiana		16,104
Kansas — 1.5%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	301
Series 2018, Rev., 5.00%, 9/1/2026	465	476
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (b)	1,800	1,899

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,726
Series 2025A, Rev., 5.00%, 9/1/2029 (f)	3,725	4,030
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, A.G., 5.00%, 9/1/2025	495	497
Series 2019A, GO, A.G., 5.00%, 9/1/2026	320	327
Series 2019A, GO, A.G., 5.00%, 9/1/2028	400	420
Total Kansas		11,676
Kentucky — 1.1%
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,528
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	2,005	2,101
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2030	500	550
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2028	1,510	1,609
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	737
Total Kentucky		8,525
Louisiana — 0.9%
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	252
Series 2023A, Rev., 5.00%, 10/15/2028	175	186
Series 2023A, Rev., 5.00%, 10/15/2029	175	189
Series 2023A, Rev., 5.00%, 10/15/2030	200	218
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (b)	4,000	3,919
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2029	700	757
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,193
Total Louisiana		6,714
Maine — 0.1%
Maine Turnpike Authority, Rev., 5.00%, 7/1/2029	1,000	1,079
Maryland — 0.6%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,056
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,500	1,498
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,201
Total Maryland		4,755
Massachusetts — 0.2%
Massachusetts Department of Transportation Series 1997A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,390
Michigan — 0.4%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	648
GO, 5.00%, 4/1/2028	245	258
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,584

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2028	600	635
Series 2019-II, GO, 5.00%, 5/1/2029	250	268
Total Michigan		3,393
Minnesota — 0.3%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2027	185	191
Series 2019B, COP, 5.00%, 2/1/2028	175	183
Series 2019C, COP, 5.00%, 2/1/2028	350	367
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (e)	570	574
State of Minnesota, Various Purpose Series 2018A, GO, 5.00%, 8/1/2030	1,000	1,058
Total Minnesota		2,373
Mississippi — 0.8%
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	3,983
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,000	1,065
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,475
Total Mississippi		6,523
Missouri — 2.9%
City of St. Louis Airport Series 2007A, Rev., A.G., 5.25%, 7/1/2026	2,635	2,700
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,087
Series 2020B, Rev., 5.00%, 11/1/2030	5,705	6,286
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (b)	7,500	7,861
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2022A, Rev., 5.00%, 6/1/2028	385	404
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,392
Missouri Highway and Transportation Commission Series 2022A, Rev., 4.00%, 5/1/2033	2,685	2,837
Total Missouri		22,567
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	860	925
Nebraska — 0.9%
Nebraska Investment Finance Authority, Single Family Housing Series 2023C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,560	4,789
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,028
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	283
COP, 5.00%, 12/15/2027	495	519
COP, 5.00%, 12/15/2028	540	571
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (e)	250	251
Total Nebraska		7,441
Nevada — 0.5%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (d)	4,000	3,815

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,004
New Jersey — 4.6%
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,366
Series 2019GGG, Rev., 5.25%, 9/1/2026 (d)	5,500	5,649
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	997
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,053
Series A, Rev., 5.00%, 6/15/2029	5,350	5,437
Series A, Rev., 5.00%, 6/15/2031	4,750	4,813
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., A.G., 3.00%, 12/1/2030	6,665	6,514
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	4,255	4,342
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,230	2,297
Total New Jersey		35,468
New Mexico — 1.3%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,836
County of Sandoval, GO, 5.00%, 8/1/2026	650	665
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2029	5,080	5,372
Total New Mexico		9,873
New York — 9.2%
City of New York, Fiscal Year 2015 Series 2015F, Subseries F-4, GO, 5.00%, 6/1/2025 (b)	1,750	1,750
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,151
Long Island Power Authority, Electric System, Rev., 5.00%, 9/1/2027	500	525
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,017
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,003
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,677
Series 2018B, Rev., 5.00%, 11/15/2026	1,000	1,026
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., A.G., 5.00%, 3/1/2030	1,600	1,719
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,518
New York City Transitional Finance Authority Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	3,755	3,908
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2030	2,500	2,723
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,467
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	3,000	3,254
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,096
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2030	1,000	1,096
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2028	5,800	6,180
New York State Dormitory Authority, Pace University
Series 2024A, Rev., 5.25%, 5/1/2027	250	259
Series 2024A, Rev., 5.25%, 5/1/2028	290	303
Series 2024A, Rev., 5.25%, 5/1/2029	300	316
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,946
New York State Dormitory Authority, Sales Tax Series 2024B, Rev., 5.00%, 3/15/2030	6,140	6,723

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2029 (f)	2,000	2,158
Series 2020A, Rev., A.G., 5.00%, 10/1/2031	5,065	5,343
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,555
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2031	535	589
New York State Housing Finance Agency, State Personal Income Tax Series 2024B-2, Rev., 3.35%, 12/15/2029 (b)	1,500	1,486
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,175
Triborough Bridge and Tunnel Authority Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,248
Total New York		71,211
North Carolina — 3.5%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (b)	3,825	4,004
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,500	1,666
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056 (f)	7,000	7,864
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,693
Total North Carolina		27,227
North Dakota — 0.3%
City of Grand Forks, Altru Health System
Series 2023A, Rev., A.G., 5.00%, 12/1/2026	370	379
Series 2023A, Rev., A.G., 5.00%, 12/1/2027	325	338
Series 2023A, Rev., A.G., 5.00%, 12/1/2028	460	484
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056 (f)	1,000	1,089
Total North Dakota		2,290
Ohio — 3.3%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	151
Series 2018A, Rev., 5.00%, 10/1/2027	250	262
Series 2018A, Rev., 5.00%, 10/1/2028	250	263
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,632
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,642
City of Dublin, Various Purpose, GO, 4.00%, 12/1/2028	200	201
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	458
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (e)	3,000	3,306
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,336
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,790	2,792
Ohio Turnpike and Infrastructure Commission Series 2018A, Rev., 5.00%, 2/15/2032	1,000	1,044
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,170
State of Ohio, Infrastructure Improvement
Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,079
Series 2025A, GO, 5.00%, 3/1/2030	1,000	1,095
Total Ohio		25,431
Oklahoma — 2.8%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	366
Rev., 5.00%, 9/1/2026	820	832

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Rev., 5.00%, 9/1/2027	1,250	1,284
Cleveland County Educational Facilities Authority, Moore Public School Project
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,063
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,199
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,105
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	392
Rev., 5.00%, 9/1/2029	1,175	1,225
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,034
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030	1,000	1,038
Total Oklahoma		21,538
Oregon — 0.0% ^
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	335	339
Pennsylvania — 7.2%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2026	350	353
Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2027	850	870
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 3.31%, 6/6/2025 (c)	2,500	2,488
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,274
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2029	500	536
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	2,680	2,792
Rev., 5.00%, 6/1/2030	3,900	4,053
Commonwealth of Pennsylvania
Series 2023, GO, 5.00%, 9/1/2029	650	704
Series 2024-1, GO, 5.00%, 8/15/2030	5,875	6,443
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,441
County of Northampton Series 2019A, GO, 4.00%, 10/1/2028	920	926
Geisinger Authority, Health System Series 2020C, Rev., 5.00%, 4/1/2030 (b)	1,000	1,060
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,411
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,270
Panther Valley School District
GO, 2.00%, 10/15/2026	750	731
GO, 2.00%, 10/15/2027	680	650
GO, 2.00%, 10/15/2028	300	281
GO, 2.00%, 10/15/2029	300	274
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,032
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,235	1,304
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,094
Series 2024-146A, Rev., 6.25%, 10/1/2054	3,000	3,265
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,116
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,426
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 5.00%, 12/1/2027	1,025	1,076
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	112

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	581
Series 2019B, GO, 4.00%, 10/1/2029	420	424
Total Pennsylvania		55,987
Puerto Rico — 0.6%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,045	1,072
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	3,818
Total Puerto Rico		4,890
Rhode Island — 0.0% ^
Rhode Island Commerce Corp., Department of Transportation Series 2016B, Rev., 5.00%, 6/15/2026	50	51
South Carolina — 1.5%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,025	1,113
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	2,100	2,297
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,882
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (b)	3,000	3,162
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2031	1,030	1,072
Total South Carolina		11,526
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,495	1,652
Tennessee — 2.1%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028 (f)	2,000	2,136
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (e)	5,000	5,729
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	760	761
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (b)	1,000	1,008
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,491
Total Tennessee		16,125
Texas — 12.9%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,034
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,008
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	256
Series 2018C, Rev., 5.00%, 8/1/2027	200	209
Series 2018C, Rev., 5.00%, 8/1/2029	325	339
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,837
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	565
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,673
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	1,130	1,152
City of Austin, Public Property Finance Contractual Obligation, GO, 5.00%, 5/1/2030	2,190	2,388
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	542
City of Houston Combined Utility System Series 2016B, Rev., 5.00%, 11/15/2027	940	967
City of Houston, Airport System, Subordinate Lien Series 2018B, Rev., 5.00%, 7/1/2025	3,000	3,004

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston, Combined Utility System, First Lien
Series 2024A, Rev., 5.00%, 11/15/2026	6,000	6,187
Series 2024A, Rev., 5.00%, 11/15/2027	4,150	4,357
City of Lubbock, Electric Light and Power System Series 2022, Rev., A.G., 5.00%, 4/15/2028	1,120	1,182
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	652
City of San Antonio Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,086
City of Waco, Combination Tax
Series 2024A, GO, 5.00%, 2/1/2028	1,920	2,021
Series 2024A, GO, 5.00%, 2/1/2029	2,000	2,136
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/15/2028	1,000	1,065
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,246
County of Ector, GO, 5.00%, 2/15/2029	1,975	2,104
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,230
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,151
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 2/15/2029	1,950	2,094
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	3,000	3,130
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,475	1,557
Series 2024C, Rev., 5.00%, 7/1/2029 (b)	2,000	2,121
Series 2024B, Rev., 5.00%, 7/1/2031	1,250	1,367
Harris County Fresh Water Supply District No. 61, Unlimited Tax, GO, A.G., 3.00%, 9/1/2025	530	529
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,441
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,499
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	253
Series 2017A, Rev., 5.00%, 10/15/2029	500	506
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/15/2030 (f)	1,750	1,918
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,126
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	870
Series 2023A, Rev., A.G., 5.00%, 5/15/2030	2,380	2,584
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,028
Rev., 5.00%, 11/1/2029	1,530	1,627
North Texas Tollway Authority, First Tier
Series 2023A, Rev., 5.00%, 1/1/2026	3,740	3,784
Series A, Rev., 4.00%, 1/1/2033	2,500	2,517
Northwest Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,074
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,074
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (b)	1,500	1,615
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	593
San Antonio Water System, Junior Lien Series 2014B, Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.33%, 6/12/2025 (c)	1,565	1,564
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2030	1,575	1,720
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,643

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (b)	1,000	1,069
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,492
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	615	630
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (b)	6,790	7,174
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,141
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	365
Total Texas		100,496
Utah — 0.8%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2030	1,080	1,165
Series 2022A, Rev., 5.00%, 7/1/2031	320	349
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	2,560	2,570
West Valley City Municipal Building Authority
Rev., A.G., 5.00%, 2/1/2027	720	742
Rev., A.G., 5.00%, 2/1/2029	1,070	1,101
Total Utah		5,927
Virginia — 2.1%
Hampton Roads Sanitation District Series 2024A, Rev., 5.00%, 11/1/2026	3,240	3,340
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (e)	7,660	7,826
Isle Wight County Economic Development Authority, Riverside Health System
Series 2023, Rev., A.G., 5.00%, 7/1/2026	500	510
Series 2023, Rev., A.G., 5.00%, 7/1/2027	360	374
Series 2023, Rev., A.G., 5.00%, 7/1/2028	350	370
Series 2023, Rev., A.G., 5.00%, 7/1/2029	500	535
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	2,190	2,313
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (e)	1,090	1,097
Total Virginia		16,365
Washington — 3.1%
Central Puget Sound Regional Transit Authority Series 2021S 1, Rev., 5.00%, 11/1/2025	1,000	1,009
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S 1, Rev., 5.00%, 11/1/2030	1,555	1,718
Energy Northwest, Project 1 Series 2024B, Rev., 5.00%, 7/1/2027	2,500	2,612
Port of Seattle, Intermediate Lien Series C, Rev., AMT, 5.00%, 4/1/2027	500	500
State of Washington, Various Purpose Series 2024C, GO, 5.00%, 2/1/2027	3,000	3,107
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,102
Total Washington		24,048
Wisconsin — 1.0%
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (d)	1,000	979
State of Wisconsin Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,094
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,544
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-1, Rev., 5.00%, 7/1/2027 (b)	1,280	1,302

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.00%, 8/15/2025	325	326
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,500	1,625
Total Wisconsin		7,870
Total Municipal Bonds (Cost $753,567)		752,086
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.94%, 6/25/2032 (b)(Cost $4)	4	4
	SHARES (000)
Short-Term Investments — 4.4%
Investment Companies — 4.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (g) (h) (Cost $34,407)	34,404	34,408
Total Investments — 101.2% (Cost $787,978)		786,498
Liabilities in Excess of Other Assets — (1.2)%		(9,313)
NET ASSETS — 100.0%		777,185

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	111	09/19/2025	USD	12,311	152
U.S. Treasury Long Bond	37	09/19/2025	USD	4,186	87
					239
Short Contracts
U.S. Treasury 10 Year Ultra Note	(27)	09/19/2025	USD	(3,046)	(37)
U.S. Treasury Ultra Bond	(12)	09/19/2025	USD	(1,396)	(32)
					(69)
					170

Abbreviations
USD	United States Dollar

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$4	$—	$4
Municipal Bonds	—	752,086	—	752,086
Short-Term Investments
Investment Companies	34,408	—	—	34,408
Total Investments in Securities	$34,408	$752,090	$—	$786,498

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$239	$—	$—	$239
Depreciation in Other Financial Instruments
Futures Contracts	$(69)	$—	$—	$(69)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$170	$—	$—	$170
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$21,444	$111,844	$98,880	$— (c)	$— (c)	$34,408	34,404	$224	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
(c)	Amount rounds to less than one thousand.